INTANGIBLE ASSETS AND GOODWILL - Schedule of Acquired Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 72,781	$ 83,567
Accumulated Amortization	(69,619)	(78,268)
Net	3,162	5,299
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	64,150	74,272
Accumulated Amortization	(62,909)	(72,349)
Net	1,241	1,923
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	4,166	4,837
Accumulated Amortization	(2,913)	(2,759)
Net	1,253	2,078
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	1,158	1,151
Accumulated Amortization	(876)	(676)
Net	282	475
Distribution network
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	2,000	2,000
Accumulated Amortization	(2,000)	(2,000)
Net	0	0
Non-competition agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	1,307	1,307
Accumulated Amortization	(921)	(484)
Net	$ 386	$ 823